                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, October 22, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type (Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $183,533 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC		COM	00971T101	11467	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	3300	286486	286486				286486
ARBINET THEXCHANGE INC		COM	03875P100	1916	319360	319360				31936
AVICI SYS INC			COM NEW	05367L802	9	850	850				850
BLOUNT INTL INC NEW		COM 	095180105	2478	218105	218105				218105
CBS CORP NEW			CL B	124857202	8346	264938	264938				264938
CNET NETWORKS INC		COM	12613R104	121	16307	16307				16307
CABELAS INC			COM	126804301	8304	351137	351137				351137
CONSECO INC			COM NEW	208464883	1521	95053	95053				95053
CRITICAL THERAPEUTICS INC	COM	22674T105	787	427524	427524				427524
EHEALTH INC			COM	28238P109	682	24616	24616				24616
EXELIXIS INC 			COM	30161Q104	179	16890	16890				16890
IDEARC INC			COM	451663108	7	219	219				219
LEADIS TECHNOLOGY INC		COM	52171N103	138	39298	39298				39298
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	29235	6287137	6287137				6287137
MONOGRAM BIOSCIENCES INC	COM	60975U108	113	78849	78849				78849
NEUROGESX INC			COM	641252101    	3190     366641	366641   			366641
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	26	1477	1477				1477
PRUDENTIAL FINL INC		COM	744320102	2176	22296	22296				22296
SEALY CORP			COM	812139301	24989	1779813	1779813				1779813
SOVRAN SELF STORAGE INC   	COM	84610H108   	42184   920244 	920244				920244
TIME WARNER CABLE INC		CL A	88732J108	19936	607819	607819				607819
VERASUN ENERGY CORP		COM	92336G106	5248	477120	477120				477120
VERIZON COMMUNICATIONS INC	COM	92343V104	195	4395	4395				4395
VIACOM INC NEW			CL B	92553P201	10325	264938	264938				264938
WASHINGTON GROUP INTL INC	COM NEW	938862208	6431	73237 	73237				73237
WORLDSPACE INC			CL A	981579105	230	57800	57800				57800